Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 25, 2025
Summary of Significant Accounting Policies [Line Items]
Carrying value	$ 12,227		$ 12,112
Interest income			$ 112
Interest rate			3.74%
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			Our chief operating decision maker (“CODM”), the Chief Executive Officer, manages the Company’s business activities as one single operating and reportable segment at the consolidated level. Accordingly, our CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]
Fair market value (in Dollars per share)					$ 6.25
Amortized on a straight-line basis			10 years
Revenue	1,385	$ 481	$ 4,665	$ 919
Remaining performance obligations	$ 9,000		266
Interest and penalties			$ 0
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk			10.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk			100.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk			71.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		53.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		36.00%		36.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk				31.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk				18.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		21.00%		17.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		16.00%		28.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		10.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		16.00%		54.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of risk		10.00%
Equity Option [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive shares (in Shares)			1,546,675
Product and Service, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			$ 13,800
Government Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			4,400	$ 854
Remaining performance obligations			$ 10,200	$ 65